BBB Foods Inc. Separate Condensed Financial Information - Summary of Condensed Statements of Cash Flows of BBB Foods Inc. (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss before income tax	$ (100,905)	$ (363,747)	$ (724,862)
Adjustments for:
Interest expense on Promissory Notes	619,779	615,592	537,411
Interest on bonus payable to related parties	29,747	45,319	26,446
Exchange fluctuation	(610,703)	(285,990)	125,221
Net cash flows provided by operating activities	3,140,349	2,116,335	1,366,308
Investing activities
Net cash flows used in investing activities	(1,778,789)	(1,111,350)	(524,080)
Financing activities
Proceeds from borrowings	99,618	82,527
Net cash flows used in financing activities	(1,095,692)	(1,027,115)	(450,241)
Net increase (decrease) in cash and cash equivalents	265,868	(22,130)	391,987
Net foreign exchange difference	(30,373)	7,066	(1,963)
Cash and cash equivalents at beginning of year (Note 6)	984,976	1,000,040	610,016
Cash and cash equivalents at end of year (Note 6)	1,220,471	984,976	1,000,040
BBB Foods Inc.
Operating activities
Loss before income tax	(315,630)	(565,110)	(816,674)
Adjustments for:
Equity method in investments in subsidiaries	245,727	211,515	149,294
Interest expense on Promissory Notes	619,779	615,592	537,411
Costs of modification of Promissory Notes	84,236
Interest on bonus payable to related parties	4,524	3,460	3,076
Exchange fluctuation	(641,076)	(285,990)	125,221
Total adjustments	(2,440)	(20,533)	(1,672)
Decrease in other current assets	64	32	(17)
Bonus payable to related parties		11,787	4,188
Net cash flows provided by operating activities	(2,376)	(8,714)	2,499
Investing activities
Capital contributions to Investment in subsidiaries		(135,900)	(3,184)
Net cash flows used in investing activities		(135,900)	(3,184)
Financing activities
Proceeds from borrowings			149,411
Net cash flows used in financing activities			149,411
Net increase (decrease) in cash and cash equivalents	2,376	(144,614)	148,726
Cash and cash equivalents at beginning of year (Note 6)	17,364	161,978	13,252
Cash and cash equivalents at end of year (Note 6)	$ 14,988	$ 17,364	$ 161,978